Line of Credit of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Debt [Line Items]
Line of Credit of the Plan	Line of Credit of the PlanThe Thrift Fund and the Shell Stock Fund each have an available line of credit to fund redemptions as needed. At December 31, 2025 and 2024, the Plan had no amounts outstanding under the lines of credit.